Financial instruments - Long-term Energy Derivative Contracts (Detail) - Cash flow hedge	Dec. 31, 2018 MWh $ / MWh
PJM Western HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	871,391
Receive average prices (per MW-hr) | $ / MWh	36.33
PJM NI HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	2,438,697
Receive average prices (per MW-hr) | $ / MWh	29.06
ERCOT North HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	2,997,939
Receive average prices (per MW-hr) | $ / MWh	36.46